Debt Securities in Issue	12 Months Ended
Dec. 31, 2017
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Debt Securities in Issue

25. DEBT SECURITIES IN ISSUE

	Group
	2017 £m	2016 £m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	8,816	10,818
– US SEC-registered – Santander UK plc	6,280	7,499
– US$20bn Commercial Paper Programmes	2,906	2,678
	18,002	20,995
Euro 35bn Global Covered Bond Programme (See Note 16)	15,799	16,628
Certificates of deposit	4,681	5,217
Credit Linked Notes	43	–
Securitisation programmes (See Note 16)	4,108	7,506
	42,633	50,346

As part of our ring-fencing plans, during 2017 Santander UK plc established separate commercial paper and certificate of deposit programmes, with similar terms to the existing Abbey National Treasury Services plc programmes. For more information on our ring-fencing plans, see Note 39.

The credit linked note was issued by PSA Finance UK Limited and references a pool of auto loans and leases originated by PSA Finance UK Limited that, in return for a fee, provides credit protection on the first 7.6% of losses in the reference portfolio.

Of the change in carrying value in 2017, cash and non-cash changes amounted to £(6,688)m and £(1,025)m respectively. Non-cash changes comprised £(929)m of unrealised foreign exchange differences and £(96)m of other changes, mainly accrued interest.